Concentration of Risk and Financial Instruments	12 Months Ended
Dec. 31, 2017
Concentration of Risk and Financial Instruments [Abstract]
Concentration of Risk and Financial Instruments
Note 11 - Concentration of Risk and Financial Instruments

Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash equivalents, short-term bank deposits and trade receivables. The carrying amounts of financial instruments approximate fair value.

Cash and cash equivalents
The Company's cash equivalents are maintained with multiple high-quality institutions and the composition and maturities of investments are regularly monitored by management.

Trade receivable
The trade receivables of the Company are derived from sales to a large number of customers, primarily large industrial corporations located mainly in Asia, the United States and Europe. The Company generally does not require collateral: however, in certain circumstances, the Company may require a letter of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

Trade payable
The Company relies on limited source of suppliers and in some cases a sole supplier and/or subcontractors for a number of essential components and subsystems of its products. The Company does not have agreements with all of these suppliers and subcontractors for the continued supply of the components or subsystems they provide. An interruption in supply from these sources would disrupt production and adversely affect the Company’s ability to deliver products to its customers, which could have an adverse effect on the Company’s business, revenues and results of operations.

Liquidity:
The Company anticipates that its existing resources and cash flows from operations will be adequate to satisfy its liquidity requirements through calendar year 2018. If available liquidity will not be sufficient to meet the Company’s operating obligations as they come due, Management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s cash requirements throughout 2018.
Derivative Instruments
From time to time the Company enters into foreign exchange instruments to manage its U.S. Dollar to NIS currency exchange risks. The terms of all of these currency instruments are less than one year. The fair value of the instruments generally reflects the estimated amounts that the Company would receive or pay upon termination of the contracts at the reporting date and is based on quotations from financial institutions (using Level 2 inputs). The Company does not apply hedge accounting.

In 2016 and 2015 gains /losses in the consolidated statement of operations on these instruments were in the amount of ($3) and $92, respectively.

As of December 31, 2017, the Company did not have any open instruments.